Finance Costs (Details) - Schedule of finance costs - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Schedule of finance costs [Abstract]
Lease liabilities	R 6,249	R 5,588	R 7,508
Term loans	4,317	2,711	8,727
Overdraft	794	870	595
Others	971	133	1
Total	R 12,331	R 9,302	R 16,831